STOCK CAPITAL (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended		147 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Research and Development Expense [Member]
Stock-based compensation expense	$ 210	$ 316	$ 17,766
General and Administrative Expense [Member]
Stock-based compensation expense	545	1,075	10,658
Interest Expenses [Member]
Stock-based compensation expense	0	192	248
Total Stock Based Compensation [Member]
Stock-based compensation expense	$ 755	$ 1,584	$ 28,672